UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
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Check here if Amendment [X]; Amendment Number:  1
                                               ---

This Amendment (Check only one.):[ ] is a restatement.
                                 [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2008, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 17, 2009.

Institutional Investment Manager Filing this Report:

Name:    D. E. Shaw & Co., Inc.  (see notes 1, 2 and 3)
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Address: 120 West 45th Street, 39th Floor
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         New York, NY 10036
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Form 13F File Number: 28-5396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jennifer McGrady
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Title:   Secretary
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Phone:   (212) 478-0000
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Signature, Place, and Date of Signing:

/s/ Jennifer McGrady                New York, NY              February 17, 2009
--------------------                ------------              -----------------
[Signature]                         [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
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Form 13F Information Table Entry Total:           3
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Form 13F Information Table Value Total: $    82,366 (see note 4)
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                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number   Name

1        28-5394                D. E. Shaw & Co., L.P.
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                                (see notes 2 and 3)

2        28-11452               D. E. Shaw Investment Management, L.L.C.
         --------               ----------------------------------------
                                (see notes 2 and 3)

Form 13F

NOTES

1. D. E. Shaw & Co., Inc. disclaims status as an institutional investment manager and makes this filing in its capacity as the parent entity of investment advisers.

2. D. E. Shaw & Co., Inc. or its subsidiaries ("D. E. Shaw") are general partners or members of various entities and therefore may exercise investment discretion for them. D. E. Shaw disclaims that it exercises investment discretion for certain of such entities, but includes the holdings of all such subentities in this form.

3. D. E. Shaw & Co., Inc. or its subsidiaries ("D. E. Shaw") are general partners or members of various entities and therefore may exercise voting discretion for them. D. E. Shaw disclaims that it exercises voting discretion for certain of such entities, but includes the holdings of all such subentities in this form.

4. The market value for the Puget Energy, Inc. common stock (CUSIP 745310102) holding that is (a) included in this Form 13F Information Table Total Value and
(b) provided in the Information Table hereto includes both (i) 1,081,477 shares ($28,875,000 value) that were previously granted confidential treatment as open risk arbitrage positions and (ii) 900 shares ($24,000 value) that were previously omitted pursuant to the de minimis exception provided by Special Instruction 10 of Form 13F.

                                                          VALUE     SHARES/  SH/  PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP   (X$1000)   PRN AMT  PRN  CALL DSCRETN  MANAGERS   SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
FOUNDRY NETWORKS INC          COM              35063R100   40271     2211491 SH        DEFINED  01          2211491
PUGET ENERGY INC NEW          COM              745310102   28899     1082377 SH        DEFINED  01          1082377
RIO TINTO PLC                 SPONSORED ADR    767204100   13196       52889 SH        DEFINED  01            52889